Income Taxes, Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax reconciliation [Abstract]
Income (loss) before income taxes	$ (111.8)	$ 491.0	$ 249.5
Less: Net income attributable to noncontrolling interests	209.7	(320.7)	(136.2)
Less: TPL Arkoma, Inc. income to TRC	0.5	0.0	0.0
Less: Income taxes included in noncontrolling interest	(0.6)	(4.2)	(2.5)
Income attributable to TRC (excluding TPL Arkoma, Inc.) before income taxes	97.8	166.1	110.8
Income from TPL Arkoma, Inc.	(7.6)	0.0	0.0
Income attributable to TRC and TPL Arkoma, Inc. before income taxes	$ 90.2	$ 166.1	$ 110.8
Federal statutory income tax rate	35.00%	35.00%	35.00%
Provision for federal income taxes	$ 31.6	$ 58.1	$ 38.8
State income taxes, net of federal tax benefit	3.5	6.7	4.4
Amortization of deferred charge on 2010 transactions	4.7	4.7	4.7
Other, net	(0.2)	(1.5)	0.3
Income tax provision	39.6	$ 68.0	$ 48.2
TPL Arkoma, Inc [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 51.3
TPL Arkoma, Inc [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiry date	Dec. 31, 2029
TPL Arkoma, Inc [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiry date	Dec. 31, 2035